Property Plant and Equipment - Independent Market Values of each Vessel (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Property, Plant and Equipment
Number of vessels evaluated for impairment | item	2
WTGFIV
Property, Plant and Equipment
Broker Valuation For Calculation of Impairment	€ 1,103	€ 574	€ 380
Amount by which unit's recoverable amount exceeds its carrying amount	€ 227	€ 58	€ 160
Number of vessels evaluated for impairment	4	3	2
O&MV
Property, Plant and Equipment
Broker Valuation For Calculation of Impairment	€ 89	€ 95
Amount by which unit's recoverable amount exceeds its carrying amount	€ 1
Number of vessels evaluated for impairment	1	1